Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.1%
51,609	iShares 20+ Year Treasury Bond ETF	$ 7,844,568	2.1
60,217	iShares Core MSCI Emerging Markets ETF	3,843,651	1.0
119,528	iShares Core S&P Small-Cap ETF	11,662,347	3.0
147,129	Vanguard Global ex-U.S. Real Estate ETF	7,806,665	2.0
137,732	Vanguard Real Estate ETF	11,701,711	3.0

	Total Exchange-Traded Funds
	(Cost $40,333,865)	42,858,942	11.1

MUTUAL FUNDS: 87.6%
	Affiliated Investment Companies: 79.9%
1,311,678	Voya Floating Rate Fund - Class I	11,857,571	3.1
3,155,800	Voya Global Bond Fund - Class R6	31,621,117	8.2
4,924,397	Voya High Yield Bond Fund - Class R6	39,542,909	10.2
3,365,693	Voya Intermediate Bond Fund - Class R6	35,575,378	9.2
1,286,263	Voya Large Cap Value Fund - Class R6	15,448,021	4.0
422,260	Voya Large-Cap Growth Fund - Class R6	23,266,505	6.0
206,101	(1) Voya MidCap Opportunities Fund - Class R6	5,818,218	1.5
1,997,252	Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,998,730	7.7
2,356,459	Voya Multi-Manager International Equity Fund - Class I	30,940,303	8.0
4,949,574	Voya Multi-Manager International Factors Fund - Class I	50,188,682	13.0
600,514	Voya Multi-Manager Mid Cap Value Fund - Class I	5,794,957	1.5
2,330,323	Voya U.S. High Dividend Low Volatility Fund - Class R6	29,082,432	7.5
		309,134,823	79.9

	Unaffiliated Investment Companies: 7.7%
733,689	TIAA-CREF S&P 500 Index Fund - Class I	29,941,848	7.7

	Total Mutual Funds
	(Cost $319,084,844)	339,076,671	87.6

PURCHASED OPTIONS (2): 0.0%
	Total Purchased Options
	(Cost $32,224)	32,224	0.0

	Total Long-Term Investments
	(Cost $359,450,933)	381,967,837	98.7

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,249,205	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $1,249,205)	1,249,205	0.3

	Total Short-Term Investments
	(Cost $1,249,205)	1,249,205	0.3

	Total Investments in Securities (Cost $360,700,138)	$ 383,217,042	99.0
	Assets in Excess of Other Liabilities	3,916,088	1.0
	Net Assets	$ 387,133,130	100.0

(1)	Non-income producing security.
(2)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(3)	Rate shown is the 7-day yield as of January 31, 2021.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$42,858,942	$–	$–	$42,858,942
Mutual Funds	339,076,671	–	–	339,076,671
Purchased Options	–	32,224	–	32,224
Short-Term Investments	1,249,205	–	–	1,249,205
Total Investments, at fair value	$383,184,818	$32,224	$–	$383,217,042
Other Financial Instruments+
Forward Foreign Currency Contracts	–	331,259	–	331,259
Futures	1,499,109	–	–	1,499,109
OTC Swaps	–	528,955	–	528,955
Total Assets	$384,683,927	$892,438	$–	$385,576,365
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(655,052)	$–	$(655,052)
Futures	(334,282)	–	–	(334,282)
OTC Swaps	–	(76,351)	–	(76,351)
Written Options	–	(459,586)	–	(459,586)
Total Liabilities	$(334,282)	$(1,190,989)	$–	$(1,525,271)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 1/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$10,786,171	$718,871	$-	$352,529	$11,857,571	$93,126	$-	$-
Voya Global Bond Fund - Class R6	28,764,204	2,060,092	-	796,821	31,621,117	337,365	-	-
Voya High Yield Bond Fund - Class R6	36,060,015	2,079,002	-	1,403,892	39,542,909	516,400	-	-
Voya Intermediate Bond Fund - Class R6	32,326,429	3,559,062	-	(310,113)	35,575,378	272,289	-	533,427
Voya Large Cap Value Fund - Class R6	14,343,261	1,072,223	(1,524,137)	1,556,674	15,448,021	55,252	(54,372)	1,016,972
Voya Large-Cap Growth Fund - Class R6	20,994,973	2,573,505	(419,749)	117,776	23,266,505	58,626	205,264	2,514,880
Voya MidCap Opportunities Fund - Class R6	5,319,254	906,741	(251,101)	(156,676)	5,818,218	-	73,140	906,741
Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,829,451	1,877,801	(420,115)	3,711,593	29,998,730	245,890	92,647	815,585
Voya Multi-Manager International Equity Fund - Class I	28,361,779	1,254,042	(2,258,454)	3,582,936	30,940,303	281,174	849,219	972,867
Voya Multi-Manager International Factors Fund - Class I	46,199,729	1,403,415	(3,150,630)	5,736,168	50,188,682	1,400,280	153,431	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,370,606	250,685	(705,382)	879,048	5,794,957	62,241	(23,268)	188,444
Voya U.S. High Dividend Low Volatility Fund - Class R6	26,776,446	285,358	(703,214)	2,723,842	29,082,432	285,000	170,178	-
	$280,132,318	$18,040,797	$(9,432,782)	$20,394,490	$309,134,823	$3,607,643	$1,466,239	$6,948,916

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

At January 31, 2021, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 15,330,462	EUR 12,500,000	Goldman Sachs International	02/03/21	$160,805
USD 5,452,055	CHF 4,800,000	RBC Capital Markets Corp.	02/03/21	63,200
CAD 9,300,000	USD 7,274,741	State Street Bank and Trust Co.	02/03/21	(1,995)
NOK 65,900,000	USD 7,683,075	State Street Bank and Trust Co.	02/03/21	10,539
SEK 193,100,000	USD 23,427,037	The Bank of New York Mellon	02/03/21	(318,497)
SGD 14,600,000	USD 11,052,359	The Bank of New York Mellon	02/03/21	(61,701)
USD 25,485,976	GBP 18,800,000	The Bank of New York Mellon	02/03/21	(272,859)
USD 6,181,066	JPY 637,300,000	UBS AG	02/03/21	96,715
				$(323,793)

At January 31, 2021, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	75	03/19/21	$7,755,750	$578,116
Mini MSCI Emerging Markets Index	261	03/19/21	17,305,605	920,993
			$25,061,355	$1,499,109
Short Contracts:
S&P 500® E-Mini	(42)	03/19/21	(7,780,920)	(138,575)
Tokyo Price Index (TOPIX)	(101)	03/10/21	(17,395,007)	(195,707)
			$(25,175,927)	$(334,282)

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

At January 31, 2021, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Value ETF	At Termination Date	US0001M + 0.25%	At Termination Date	Goldman Sachs International	02/01/21	USD	22,498,249	$43,583	$–	$43,583
Receive	JPMorgan JPUSVCO1 Index (1)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	9,894,379	81,613	–	81,613
Receive	JPMorgan JPUSVCO2 Index (2)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	16,800,007	(61,338)	–	(61,338)
Receive	JPMorgan JPUSVCO1 Index (3)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	2,199,956	17,696	–	17,696
Receive	JPMorgan JPUSVCO2 Index (4)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD	3,900,049	(15,013)	–	(15,013)
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (5)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	9,794,064	79,972	–	79,972
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (6)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	7,231,649	53,380	–	53,380
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index (7)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	2,299,960	16,366	–	16,366
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index (8)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD	1,699,993	10,895	–	10,895
Receive	iShares S&P 500 Growth ETF	Monthly	(US0001M + 0.25%)	Monthly	Wells Fargo	02/01/21	USD	22,500,098	225,450	–	225,450
									$452,604	$–	$452,604

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

(1) The following table represents the individual positions within the non-public total return swap as of January 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/19/21	$665,365	6.73%

Written Call Options
S&P 500® Index, Strike Price $3,950, expires 2/19/21	(8,799)	-0.09%

Cash	9,237,813	93.36%
Total Notional Amount	$9,894,379	100%

(2) The following table represents the individual positions within the non-public total return swap as of January 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/19/21	$1,259,461	7.50%

Written Call Options
S&P 500® Index, Strike Price $3,965, expires 2/26/21	(25,208)	-0.15%

Cash	15,565,754	92.65%
Total Notional Amount	$16,800,007	100.00%

(3) The following table represents the individual positions within the non-public total return swap as of January 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/19/21	$147,940	6.72%

Written Call Options
S&P 500® Index, Strike Price $3,950, expires 2/19/21	(1,956)	-0.09%

Cash	2,053,972	93.37%
Total Notional Amount	$2,199,956	100%

(4) The following table represents the individual positions within the non-public total return swap as of January 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/19/21	$292,378	7.50%

Written Call Options
S&P 500® Index, Strike Price $3,965, expires 2/26/21	(5,852)	-0.15%

Cash	3,613,523	92.65%
Total Notional Amount	$3,900,049	100.00%

(5) The following table represents the individual positions within the non-public total return swap as of January 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/19/21	$1,468,680	15.00%

Written Call Options
S&P 500® Index, Strike Price $3,895, expires 2/19/21	(26,095)	-0.27%

Cash	8,351,479	85.27%
Total Notional Amount	$9,794,064	100.00%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

(6) The following table represents the individual positions within the non-public total return swap as of January 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/19/21	$1,302,611	18.01%

Written Call Options
S&P 500® Index, Strike Price $3,850, expires 2/19/21	(4,031)	-0.06%
S&P 500® Index, Strike Price $3,980, expires 3/19/21	(3,947)	-0.05%
S&P 500® Index, Strike Price $3,825, expires 2/19/21	(3,669)	-0.05%
S&P 500® Index, Strike Price $3,865, expires 2/19/21	(2,426)	-0.03%
S&P 500® Index, Strike Price $3,905, expires 3/19/21	(2,171)	-0.03%
S&P 500® Index, Strike Price $3,910, expires 2/19/21	(2,114)	-0.03%
S&P 500® Index, Strike Price $3,820, expires 2/19/21	(2,110)	-0.03%
S&P 500® Index, Strike Price $3,830, expires 2/19/21	(2,020)	-0.03%
S&P 500® Index, Strike Price $3,835, expires 2/19/21	(1,802)	-0.02%
S&P 500® Index, Strike Price $3,845, expires 2/19/21	(1,682)	-0.02%
S&P 500® Index, Strike Price $3,915, expires 3/19/21	(1,518)	-0.02%
S&P 500® Index, Strike Price $3,875, expires 2/19/21	(1,412)	-0.02%
S&P 500® Index, Strike Price $3,935, expires 3/19/21	(1,254)	-0.02%
S&P 500® Index, Strike Price $3,895, expires 2/19/21	(1,107)	-0.02%
S&P 500® Index, Strike Price $3,930, expires 3/19/21	(930)	-0.01%
S&P 500® Index, Strike Price $3,930, expires 2/19/21	(872)	-0.01%
S&P 500® Index, Strike Price $3,965, expires 3/19/21	(641)	-0.01%
S&P 500® Index, Strike Price $3,985, expires 3/19/21	(351)	-0.01%
	(34,057)	-0.47%

Cash	5,963,095	82.46%
Total Notional Amount	$7,231,649	100%

(7) The following table represents the individual positions within the non-public total return swap as of January 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/19/21	$344,893	15.00%

Written Call Options
S&P 500® Index, Strike Price $3,895, expires 2/19/21	(6,128)	-0.27%

Cash	1,961,195	85.27%
Total Notional Amount	$2,299,960	100.00%

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

(8) The following table represents the individual positions within the non-public total return swap as of January 31, 2021:

Reference Entity	Notional Amount*	% of Index

Long Futures Contracts
S&P 500® E-Mini, expires 3/19/21	$306,214	18.01%

Written Call Options
S&P 500® Index, Strike Price $3,850, expires 2/19/21	(947)	-0.06%
S&P 500® Index, Strike Price $3,980, expires 3/19/21	(928)	-0.05%
S&P 500® Index, Strike Price $3,825, expires 2/19/21	(862)	-0.05%
S&P 500® Index, Strike Price $3,865, expires 2/19/21	(570)	-0.03%
S&P 500® Index, Strike Price $3,905, expires 3/19/21	(510)	-0.03%
S&P 500® Index, Strike Price $3,910, expires 2/19/21	(497)	-0.03%
S&P 500® Index, Strike Price $3,820, expires 2/19/21	(496)	-0.03%
S&P 500® Index, Strike Price $3,830, expires 2/19/21	(475)	-0.03%
S&P 500® Index, Strike Price $3,835, expires 2/19/21	(424)	-0.02%
S&P 500® Index, Strike Price $3,845, expires 2/19/21	(395)	-0.02%
S&P 500® Index, Strike Price $3,915, expires 3/19/21	(357)	-0.02%
S&P 500® Index, Strike Price $3,875, expires 2/19/21	(332)	-0.02%
S&P 500® Index, Strike Price $3,935, expires 3/19/21	(295)	-0.02%
S&P 500® Index, Strike Price $3,895, expires 2/19/21	(260)	-0.02%
S&P 500® Index, Strike Price $3,930, expires 3/19/21	(219)	-0.01%
S&P 500® Index, Strike Price $3,930, expires 2/19/21	(205)	-0.01%
S&P 500® Index, Strike Price $3,965, expires 3/19/21	(151)	-0.01%
S&P 500® Index, Strike Price $3,985, expires 3/19/21	(83)	-0.01%
	(8,006)	-0.47%

Cash	1,401,785	82.46%
Total Notional Amount	$1,699,993	100%

* Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.

Voya Global Diversified Payment Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

At January 31, 2021, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
S&P 500® Index	Morgan Stanley & Co. International PLC	Call	02/26/21	3,890.670	1,696	6,299,351	$32,224	$32,224
							$32,224	$32,224

At January 31, 2021, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
S&P 500® Index	Morgan Stanley & Co. International PLC	Call	02/26/21	3,714.240	1,696	6,299,351	$165,154	$(165,154)
S&P 500® Index	Morgan Stanley & Co. International PLC	Call	02/26/21	3,779.240	3,392	12,598,702	192,886	(192,886)
S&P 500® Index	Morgan Stanley & Co. International PLC	Call	02/26/21	3,834.950	3,392	12,598,702	101,546	(101,546)
							$459,586	$(459,586)

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $360,866,265.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$31,798,214
Gross Unrealized Depreciation	(8,107,155)
Net Unrealized Appreciation	$23,691,059